FINANCIAL INSTRUMENTS (Schedule of Exchange Rate Risk) (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
US Dollars [Member]
Disclosure of detailed information about financial instruments [line items]
Foreign exchange financial assets	₪ 22,292	₪ 38,034
Foreign exchange financial liabilities	3,485	1,944
Euro [Member]
Disclosure of detailed information about financial instruments [line items]
Foreign exchange financial assets	8,082	1,299
Foreign exchange financial liabilities	₪ 5,677	₪ 3,568